Barclays PLC (the Parent company) - Total income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Dividends received from subsidiary	£ 20		£ 37	£ 76
Other income	88	[1]	31	99
Fair value and foreign exchange losses on other positions with subsidiaries	139		743
Barclays PLC
Disclosure of transactions between related parties [line items]
Dividends received from subsidiary	1,356		763	1,560
Other income	659		1,192	1,760
Barclays PLC | AT1 Securities
Disclosure of transactions between related parties [line items]
Other income	804		857	£ 813
Barclays PLC | Subsidiaries
Disclosure of transactions between related parties [line items]
Fair value and foreign exchange losses on other positions with subsidiaries	250		£ 248
Barclays PLC | Barclays Bank PLC
Disclosure of transactions between related parties [line items]
Dividends received from subsidiary	794
Barclays PLC | Barclays Execution Services Limited
Disclosure of transactions between related parties [line items]
Dividends received from subsidiary	510
Barclays PLC | Barclays UK
Disclosure of transactions between related parties [line items]
Dividends received from subsidiary	£ 82

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.